Financial Risk Management - Schedule of Group's Recognized Financial Assets Subject to Enforceable Master Netting Arrangements or Similar Agreements (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of offsetting of financial assets [line items]
Gross assets	₩ 51,672	₩ 71,828
Gross liabilities offset	(511)	(20,735)
Net amounts presented in the statement of financial position	51,161	51,093
Amounts not offset, Financial instruments	(49,932)	(42,999)
Amounts not offset, Cash collateral	0	0
Net amount	1,229	8,094
Trade receivables
Disclosure of offsetting of financial assets [line items]
Gross assets	51,159	71,680
Gross liabilities offset	0	(20,588)
Net amounts presented in the statement of financial position	51,159	51,092
Amounts not offset, Financial instruments	(49,930)	(42,998)
Amounts not offset, Cash collateral	0	0
Net amount	1,229	8,094
Other financial assets
Disclosure of offsetting of financial assets [line items]
Gross assets	513	148
Gross liabilities offset	(511)	(147)
Net amounts presented in the statement of financial position	2	1
Amounts not offset, Financial instruments	(2)	(1)
Amounts not offset, Cash collateral	₩ 0	0
Net amount		₩ 0